TANGIBLE ASSETS - Right-of-use assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ 7,243,441	$ 6,995,890	$ 7,235,441
Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	11,157,542	10,630,546	10,746,735	$ 14,281,283
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(3,906,757)	(3,628,905)	(3,505,547)	(5,174,994)
Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(7,344)	(5,751)	(5,747)	(5,736)
Right-of-use assets [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,351,624	1,336,957	1,329,594
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	2,447,762	2,250,768	2,095,839	2,839,802
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(1,096,138)	(913,811)	$ (766,245)	$ (939,406)
Right-of-use assets [member] | Land [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	37,245	33,500
Right-of-use assets [member] | Land [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	45,789	41,973
Right-of-use assets [member] | Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(8,544)	(8,473)
Right-of-use assets [member] | Buildings [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,045,110	1,026,839
Right-of-use assets [member] | Buildings [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,792,794	1,627,781
Right-of-use assets [member] | Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(747,684)	(600,942)
Right-of-use assets [member] | Office equipment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	446	2,922
Right-of-use assets [member] | Office equipment [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	4,887	5,322
Right-of-use assets [member] | Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(4,441)	(2,400)
Right-of-use assets [member] | Computer equipment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	48,321	45,221
Right-of-use assets [member] | Computer equipment [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	152,662	126,714
Right-of-use assets [member] | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(104,341)	(81,493)
Right-of-use assets [member] | Motor vehicles [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	23,593	30,888
Right-of-use assets [member] | Motor vehicles [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	62,700	66,123
Right-of-use assets [member] | Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(39,107)	(35,235)
Right-of-use assets [member] | Machinery [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	115,928	120,639
Right-of-use assets [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	226,216	223,434
Right-of-use assets [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(110,288)	(102,795)
Right-of-use assets [member] | Warehouses [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	80,981	76,948
Right-of-use assets [member] | Warehouses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	162,714	159,421
Right-of-use assets [member] | Warehouses [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ (81,733)	$ (82,473)